Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) Companies shares	Dec. 31, 2022 KRW (₩)
Disclosure of associates [line items]
Investments in associates	₩ 2,292,253	₩ 2,518,906
DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 628,784	₩ 854,078
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 323,521	₩ 352,500
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 100,692	₩ 182,414
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	17,308,143
Ownership (%)	49.10%	49.10%
Investments in associates	₩ 15,040	₩ 9,513
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Number of shares | shares	7,109,230
Ownership (%)	27.89%	27.64%
Investments in associates	₩ 23,998	₩ 27,165
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	1,181,160
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 13,967	₩ 14,605
Domestic [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%
Investments in associates	₩ 20,296	₩ 20,469
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares | shares	7,636,948,293
Ownership (%)	8.80%	8.80%
Investments in associates	₩ 8,904	₩ 9,326
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	49
Investments in associates	₩ 122,366	238,086
Domestic [member] | Acquisition cost [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	429,904
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Investments in associates	35,546
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	5,906
Domestic [member] | Acquisition cost [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates	7,519
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,663,469	₩ 1,664,828
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 287,282	₩ 290,318
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Ownership (%)	30.00%
Investments in associates	₩ 230,699	209,594
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	284,463,243
Ownership (%)	25.85%
Investments in associates	₩ 346,724	₩ 331,261
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	186,000,030
Ownership (%)	24.32%	30.00%
Investments in associates		₩ 98,103
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates		₩ 14,574
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 60,225	₩ 57,830
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	22.10%	22.10%
Investments in associates	₩ 253,121	₩ 187,372
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 58,759	₩ 29,124
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 87,967	₩ 90,636
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	648,530,000
Ownership (%)	40.00%
Investments in associates	₩ 105,300	₩ 98,933
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 15,632	₩ 16,659
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 8,642	₩ 8,590
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	28
Investments in associates	₩ 209,118	₩ 231,834
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	132,907
Foreign [member] | Acquisition cost [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Investments in associates	328,509
Foreign [member] | Acquisition cost [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Investments in associates	109,568
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	247,077
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	120,072
Foreign [member] | Acquisition cost [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723